Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - Accounts receivables [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 6,463,697	$ 8,103,191
Less: allowance for credit losses	(688,880)	(1,028,126)
Accounts receivable, net	$ 5,774,817	$ 7,075,065